Share-based payments - Valuation assumptions for Omnibus plans (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend	$ 0.0
Fair value of other equity instruments granted, at grant date	71.4
Expected charge over remaining term of outstanding equity instruments	$ 17.5
Omnibus plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 3.39
Forfeiture rate, other equity instruments granted	6.00%
Omnibus plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 11.55
Forfeiture rate, other equity instruments granted	7.00%
Omnibus share-based payment plans, RSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted, at grant date	$ 29.5
Omnibus share-based payment plans, PSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted, at grant date	29.3
Omnibus share-based payment plans, PSUs with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted, at grant date	$ 12.6